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                          MFS(R) MUNICIPAL SERIES TRUST

                         MFS(R)ALABAMA MUNICIPAL BOND FUND
                       MFS(R) ARKANSAS MUNICIPAL BOND FUND
                      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                       MFS(R) FLORIDA MUNICIPAL BOND FUND
                        MFS(R) GEORGIA MUNICPAL BOND FUND
                       MFS(R) MARYLAND MUNICIPAL BOND FUND
                    MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                     MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                       MFS(R) NEW YORK MUNICIPAL BOND FUND
                    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                     MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                      MFS(R) TENNESSEE MUNICIPAL BOND FUND
                       MFS(R) VIRGINIA MUNICIPAL BOND FUND
                    MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND

                      Supplement to the Current Prospectus

The description of portfolio managers under the "Management of the Trust - Investment Adviser" section is hereby restated as follows:

Effective May 1, 1999, Christopher J. Mier and Michael L. Dawson are the portfolio managers for the following Funds:

o        MFS Alabama Municipal Bond Fund
o        MFS Arkansas Municipal Bond Fund
o        MFS California Municipal Bond Fund
o        MFS Florida Municipal Bond Fund
o        MFS Maryland Municipal Bond Fund
o        MFS Massachusetts Municipal Bond Fund
o        MFS Mississippi Municipal Bond Fund
o        MFS New York Municipal Bond Fund
o        MFS Pennsylvania Municipal Bond Fund; and
o        MFS Tennessee Municipal Bond Fund

Also, effective May 1, 1999, Geoffrey L. Schechter and Michael L. Dawson are the portfolio managers for the following Funds:

o         MFS South Carolina Municipal Bond Fund
o         MFS North Carolina Municipal Bond Fund
o         MFS Georgia Municipal Bond Fund
o         MFS Virginia Municipal Bond Fund; and
o         MFS West Virginia Municipal Bond Fund

Mr. Dawson, a Vice President of the Adviser, has been a portfolio manager of each Fund referenced above since January 1, 1999. Mr. Dawson has been employed as a portfolio manager with the Adviser since September, 1998. Mr. Dawson was employed as a sales representative in the Institutional Sales Group at Fidelity Capital Markets from March, 1997 to May, 1998. From January, 1993 to March, 1997, Mr. Dawson was employed by Goldman Sachs & Co. in the Institutional Sales
- Fixed Income Division. Mr. Schechter, a Vice President of the Adviser, became a portfolio manager of each Fund referenced above on May 1, 1999. Mr. Schechter has been employed as a portfolio manager with the Adviser since June, 1993. Mr. Mier, a Senior Vice President of the Adviser, became a portfolio manager of each Fund referenced above on May 1, 1999. Mr. Mier has been employed as a portfolio manager with the Adviser since April, 1999. Prior to April, 1999, Mr. Mier was a managing director and portfolio manager in the municipal bond department at Scudder Kemper Investments, Inc.

                   The date of this Supplement is May 1, 1999.